DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands, kr in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) DKK (kr)	Dec. 31, 2022 USD ($) DKK (kr)	Dec. 31, 2021 USD ($) DKK (kr)
DERIVATIVE FINANCIAL INSTRUMENTS
Hedge ratio when hedge accounting is applied	100.00%
Hedging reserves	$ 25,611	$ 39,870	$ (3,559)
Hedging reserve [member]
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	34,100	53,000	(3,600)
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Cash collateral	27,900	1,400	3,700
Interest rate swaps | Hedging reserve [member]
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	$ 34,100	$ 52,600	$ (2,100)
Interest rate swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	923,000	687,200	768,700
Interest rate swaps | USD SOFR | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	$ 35,300
Forward freight agreements
DERIVATIVE FINANCIAL INSTRUMENTS
Net gain (loss) recognized in income statement	23,000	$ (33,300)	$ 400
Forward freight agreements | Hedging reserve [member]
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	$ 0	0	0
Forward freight agreements | Minimum
DERIVATIVE FINANCIAL INSTRUMENTS
Period covered by forward freight agreements	0 months
Forward freight agreements | Maximum
DERIVATIVE FINANCIAL INSTRUMENTS
Period covered by forward freight agreements	24 months
Bunker swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Net gain (loss) recognized in income statement	$ 1,000	13,800	12,000
Bunker swaps | Hedging reserve [member]
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	(500)	0	100
Forward exchange contracts | Hedging reserve [member]
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	500	$ 400	$ (1,600)
Forward exchange contracts | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	$ 500
Notional value | kr	325.5	280.3	274.0